Loans and financing and Obligations to FIDC quota holders - Additional Information (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Obligations to FIDC quota holders	R$ 0	R$ 932,368
Borrowings	R$ 5,551,125	R$ 8,362,389	R$ 6,083,650
CDI Rate
Disclosure of detailed information about borrowings [line items]
Benchmark return rate	1238.00%	4.42%
Obligations to FIDC AR III quota holders (6.7.3.1)
Disclosure of detailed information about borrowings [line items]
Borrowings	R$ 952,780	R$ 2,206,043	4,114,315
Obligations to FIDC AR III quota holders (6.7.3.1) | CDI Rate
Disclosure of detailed information about borrowings [line items]
Borrowings, benchmark return rate, adjustment to interest rate basis	1.50%	1.50%
Obligations to FIDC SOMA III quota holders
Disclosure of detailed information about borrowings [line items]
Borrowings		R$ 0	239,759
Bank borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings	R$ 1,788,427	R$ 2,697,641	390,830
Bank borrowings | CDI Rate | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings, benchmark return rate, adjustment to interest rate basis	0.95%	0.75%
Bank borrowings | CDI Rate | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings, benchmark return rate, adjustment to interest rate basis	1.44%	1.50%
Debentures
Disclosure of detailed information about borrowings [line items]
Borrowings	R$ 0	R$ 399,509	398,358
Debentures | CDI Rate
Disclosure of detailed information about borrowings [line items]
Benchmark return rate		109.00%
Bonds
Disclosure of detailed information about borrowings [line items]
Benchmark return rate	3.95%	3.95%
Borrowings	R$ 2,587,303	R$ 2,764,610	R$ 0